Taxes on Income (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2022
Taxes on Income (Details) [Line Items]
Income tax rate		23.00%
Tax credit carryforward, description	the tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel (“Development Area A”) and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.
Companies foreign currency exchange rate		90.00%
Subject to tax at a rate		4.00%
Tax loss carry forward (in Dollars)		$ 38,423
Capital loss (in Dollars)		$ 1,519
Maximum offset percentage of taxable income for tax period		30.00%
Net change in total valuation allowance (in Dollars)		$ 592
U.S. subsidiary [Member]
Taxes on Income (Details) [Line Items]
Income tax rate		21.00%
Tax credit carryforward, description		Such losses are available to offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2023 to 2026 for federal tax purposes.
Tax loss carry forward (in Dollars)		$ 1,656
Brazilian subsidiary [Member]
Taxes on Income (Details) [Line Items]
Income tax rate		34.00%
Tax loss carry forward (in Dollars)		$ 2,895
Indian subsidiary [Member]
Taxes on Income (Details) [Line Items]
Income tax rate		25.00%
Development area A [Member]
Taxes on Income (Details) [Line Items]
Income tax rate		7.50%
Other areas [Member]
Taxes on Income (Details) [Line Items]
Income tax rate		12.00%
Research and Development Expense [Member]
Taxes on Income (Details) [Line Items]
Tax loss carry forward (in Dollars)		$ 16,947